CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Statement of comprehensive income [abstract]
Net income		$ 2,754,173		$ 2,954,947		$ 2,608,898
Other comprehensive income/(loss) that will not be reclassified to net income
Remeasurement (loss)/income related to defined benefit liability		3,753		626		(59,434)
Related tax		(3,725)		(10,966)		9,312
Net of tax amount		28		(10,340)		(50,122)
Investments at fair value through other comprehensive income (FVTOCI):
Gain on investments transferred to retained earnings upon disposal	[1]	0		(42,414)		0
Transfer within equity upon merger of equity investments	[2]	(38,420)		0		0
Unrealized gain		67,515		250,690		128,271
Related tax		9,789		24,341		9,052
Net of tax amount		38,884		232,617		137,323
Total other comprehensive income that will not be reclassified to net income, net of tax		38,912		222,277		87,201
Foreign currency translation adjustments:
Exchange differences arising on translating the foreign operations		412,878	[3]	(672,684)	[4]	3,091,491
Gain or loss on net investment hedge in foreign operations		36,762		327,272		(1,665,422)
Gain reclassified to statement of income on acquisition of a foreign operation	[5]	0		0		(18,394)
Related tax		(6,895)		0		0
Net of tax amount		442,745		(345,412)		1,407,675
Net (loss)/gain on cash flow hedges	[6]	0		(12,112)		6,378
Net of tax amount		0		(12,112)		6,378
Unrealized (loss) on investments in associates and joint ventures using equity method		(11,547)		(1,718)		(23,781)
Net of tax amount		(11,547)	[7]	(1,718)	[8],[9]	(23,781)
Total other comprehensive gains/(loss) that may be reclassified to net income, net of tax		431,198		(359,242)		1,390,272
Other comprehensive income/(loss), net of tax		470,110		(136,965)		1,477,473
Total comprehensive income attributable to:		3,224,283		2,817,982		4,086,371
Equity holders of the Parent Company		3,085,110		2,728,363		3,996,363
Non-controlling interests		$ 139,173		$ 89,619		$ 90,008

[1]	On May 31, 2016, the Bank completed the process for the sale of all of its minority stake in Cifin S.A. This sale, involved various financial institutions as sellers, including Bancolombia S.A., and TransUnion Netherlands II B.V., as buyer.
[2]	Likewise, during 2017, the Bank transferred from OCI to retained earnings the amount of COP 38,420 mainly due to the merger between Bolsa de Valores de Colombia BVC and Deceval. The Bank held equity investments of both issuers designated as at FVTOCI.
[3]	Corresponds to the other comprehensive income recognized as Cumulative Translation Adjustment of Foreign Currency (CTA) for the year ended December 31, 2017.
[4]	Corresponds to the other comprehensive income recognized as Cumulative Translation Adjustment of Foreign Currency (CTA) for the year ended December 31, 2016.
[5]	On December 30, 2015 the Bank acquired an additional 20% equity interest of the Grupo Agromercantil Holding (GAH) from BAM Financial Corporation, obtaining control. This item corresponds to the reclassification of the respective currency traslation adjustment in the GAH investment as an associate as of December 31, 2015. See Note 8 Goodwill and Intangible assets, net.
[6]	In 2016 the Bank's subsidiary, Banistmo, discontinued cash flow hedge accounting. For further information see Note 5.2. Derivatives Financial Instruments.
[7]	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2017.
[8]	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2016.
[9]	See Consolidated Statement of Comprehensive income